Acquisition of the Goldfield Project - Allocation of Purchase Consideration (Details) - Gemfield Resources LLC $ in Thousands	Feb. 25, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Other current assets	$ 64
Property, plant and equipment	205,957
Other non-current assets	1,200
Accounts payable	(153)
Provision for reclamation	(277)
Total assets acquired, net of liabilities assumed	$ 206,791